Basic and Diluted Earnings Per Share ("EPS") - Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income (loss)					$ 17,171	$ (4,828)
Net income (loss) available for common shareholders	$ 9,166	$ 4,277	$ 12,694	$ 6,775	$ 17,171	$ (4,828)
Weighted average number of common shares - basic	35,892,154	37,011,598	35,892,154	37,011,598	36,947,192	37,011,598
Effect of dilutive securities:
Employee stock based compensation awards	4,053	4,291	4,103	2,981	1,937
Weighted average number of common shares - diluted	35,896,207	37,015,889	35,896,257	37,014,579	36,949,129	37,011,598
Basic earnings (loss) per share	$ 0.26	$ 0.12	$ 0.35	$ 0.18	$ 0.46	$ (0.13)
Diluted earnings (loss) per share	$ 0.26	$ 0.12	$ 0.35	$ 0.18	$ 0.46	$ (0.13)
Anti-dilutive warrants, stock options and RSUs	9,424,582	8,679,616	9,386,102	8,689,467